Note 3 - Television Productions in Process	9 Months Ended
Sep. 30, 2013
Notes
Note 3 - Television Productions in Process

Note 3 – Television Productions in Process

Television productions in process as of December 31, 2011, included direct production and development costs stated at the lower of cost or net realizable value based on anticipated revenue. Television production costs for each episode are to be expensed as revenues are recognized upon delivery and acceptance of the completed episodes.

Television productions in process were $0 and $258,552 at December 31, 2012 and 2011, respectively.